Notes Payable	9 Months Ended
Sep. 30, 2020
Notes Payable [Abstract]
Notes Payable

NOTE 8: NOTES PAYABLE

Notes payable consists of the following:

	September 30,	December 31,
	2020	2019	Maturity	Interest Rate
10% Promissory note - originated in October 2019	$25,060	$25,060	Due on demand	10.0%
Promissory note - originated in October 2019	25,060	25,060	Due on demand	10.0%
Promissory note - originated in November 2019	-	115,000	Due on August 19, 2020	10.0%
Promissory note - originated in April 2020	10,000	-	Due on demand	No interest
Promissory note - originated in April 2020	339,000	-	2 years	1.0%
Promissory note - originated in May 2020	150,000	-	30 years	1.0%
Promissory note - originated in June 2020	287,828	-	$3942.86 daily payment	16.0%
Promissory note - originated in September 2020	88,299	-	$2,873.89 monthly payment for 36 months	14.0%
	925,247	165,120
Less debt discount and debt issuance cost	(94,539)	-
	830,708	165,120
Less current portion of promissory notes payable	283,683	-
Long-term promissory notes payable	$547,025	$165,120

During the nine months ended September 30, 2020, the Company recognized interest expense of $22,775, and amortization of debt discount, included in interest expense of $182,219, respectively.